Note 11 - Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Deposit Liabilities, Type [Table Text Block]
	20 1 8	2017

Interest-Bearing Demand	$471,794,491	$458,717,332
Savings	79,452,705	78,172,441
Time, $250,000 and Over	53,881,417	38,919,469
Other Time	287,149,453	301,248,235

	$892,278,066	$877,057,477

Scheduled Maturities Of Certificates Of Deposits [Table Text Block]
Year	Amount

2019	$241,365,987
2020	45,279,800
2021	37,132,339
2022	8,423,379
2023	8,788,583
Thereafter	40,782

$341,030,870